Labor and social obligations (Details 1) - Share options [member]	12 Months Ended
	Dec. 31, 2024 Number R$ / shares shares	Dec. 31, 2023 Number R$ / shares shares	Dec. 31, 2022 Number shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price, Outstanding at the beginning	R$ 64.33
Number of stock options, Outstanding at the beginning | Number	1,696,064	3,729,287	3,086,728
Weighted average exercise price, Granted	R$ 73.95
Number of stock options, Granted | Number	113,900	467,000	1,234,919
Weighted average exercise price, Exercised	R$ 62.70
Number of stock options, Exercised | Number	(147,955)	(164,214)
Weighted average exercise price, stock options exchanged to RSUs
Number of stock options, stock option exchanged | Number		(1,751,599)
Weighted average exercise price, Forfeited	R$ 102.74
Number of stock options, Forfeited | Number	(16,182)	(333,111)	(365,749)
Weighted average exercise price, Expired	R$ 62.82
Number of stock options, Expired | Number	(35,148)	(251,299)	(226,611)
Weighted average exercise price, Outstanding at the ending	R$ 67.31	R$ 64.33
Number of stock options, Outstanding at the ending | Number	1,610,679	1,696,064	3,729,287
Weighted average exercise price, Exercisable	R$ 77.10
Number of stock options, Exercisable | shares	427,202	242,235	1,133,774
Number of stock options, Exercisable | shares	427,202	242,235	1,133,774